Schedule of other current assets (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepayment	$ 3,006,492	$ 3,867,250	$ 79,727
Deposit	67,345	86,626	66,425
Other assets	2,850	3,666
Total other current assets	3,076,687	3,957,542	146,152
Prepayment	605,748	779,173
Total	$ 3,682,435	$ 4,736,715	$ 146,152